E&E ASSETS - Project reclamation requirements (Details)	Jun. 30, 2025 USD ($)
BLM
E&E ASSETS
Total surety bonds	$ 38,863
Oregon Department of Geology and Mineral Industries
E&E ASSETS
Total surety bonds	$ 43,252